Restructuring - Restructuring Reserve (Details) (Successor [Member], USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Successor [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	$ 500,000	$ 98,400,000
Expense recorded	120,700,000	8,500,000
Payments	(23,700,000)	(51,600,000)
Foreign currency translation	900,000	(6,800,000)
Ending balance	$ 98,400,000	$ 48,500,000